Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocation shares, authorized	1,000	1,000	1,000
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	785,322	56,789	28,105
Common shares, shares outstanding	785,322	56,789	28,105
Series A Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated	4,450,460	4,450,460	4,450,460
Senior convertible preferred shares, shares issued	226,667	1,593,940	1,818,182
Senior convertible preferred shares, shares outstanding	226,667	1,593,940	1,818,182
Series B Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated	583,334	583,334	583,334
Senior convertible preferred shares, shares issued	91,567	464,899	0
Senior convertible preferred shares, shares outstanding	91,567	464,899	0